Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Disclosure of Summarized Recognised Revenue from Construction Contracts [Table Text Block]	The Construction contracts, net asset/(liability) relates to the design and production of industrial automation systems and related products and is summarized as follows:

	At June 30, 2020	At December 31, 2019
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€622	€826
Less: Progress billings	518	715
Construction contracts, net asset/(liability)	104	111
Construction contract assets	174	194
Less: Construction contract liabilities (Note 15)	70	83
Construction contracts, net asset/(liability)	€104	€111